Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below.

(US$ in millions)	December 31, 2025	December 31, 2024
Cash and cash equivalents subject to foreign exchange risk	$958	$2,517
Trade and settlement receivables	877	524
Trade accounts payable and other liabilities	(1,274)	(877)
Debt (Note 20)	(1,029)	(1,044)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	315	—
Net U.S. dollar exposure	$(153)	$1,120
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2025 and December 31, 2024.

	Outstanding at December 31, 2025		Outstanding at December 31, 2024
	Volume (pounds in millions)	Price (US$/lb.)	Volume (pounds in millions)	Price (US$/lb.)
Receivable positions
Copper	214	5.64	178	3.97
Zinc	189	1.41	141	1.34
Lead	13	0.90	6	0.88
Payable positions
Zinc	89	1.41	84	1.34
Lead	22	0.90	32	0.88

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2025, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2026	$294	$403
2027	294	403
2028	294	403
2029	294	403
2030	661	906
Thereafter	1,035	1,418
	$2,872	$3,936
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2025 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,258	$—	$—	$—	$3,258
Debt (Note 20(e))	403	806	1,309	1,418	3,936
Lease liabilities	209	248	134	911	1,502
Codelco preferential dividend liability	—	—	—	559	559
QB advances from SMM/SC	—	—	—	4,776	4,776
QB variable consideration to IMSA	62	—	—	—	62
Financial and other liabilities	—	181	9	3	193
Estimated interest payments on debt	211	326	204	672	1,413
Estimated interest payments on QB advances from SMM/SC	360	691	676	810	2,537
Estimated interest payments on lease and other liabilities	11	13	7	48	79
Downstream pipeline take-or-pay toll commitment	33	69	74	198	374
	$4,547	$2,334	$2,413	$9,395	$18,689

Schedule of Sensitivity Analysis for Types of Market Risk
The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, with other variables unchanged, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2025 and December 31, 2024. There is no effect on other comprehensive income (loss).

	Price on December 31, (US$/lb.)		Change in Profit Attributable to Shareholders (CAD$ in millions)
	2025	2024	2025	2024
Copper	5.64	3.97	$89	$52
Zinc	1.41	1.34	$4	$1
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2025 and December 31, 2024.

	Outstanding at December 31, 2025		Outstanding at December 31, 2024
	Volume (pounds in millions)	Price (US$/lb.)	Volume (pounds in millions)	Price (US$/lb.)
Receivable positions
Copper	214	5.64	178	3.97
Zinc	189	1.41	141	1.34
Lead	13	0.90	6	0.88
Payable positions
Zinc	89	1.41	84	1.34
Lead	22	0.90	32	0.88

Schedules of Risks Arising from Financial Instruments
The fair value of our commodity swaps is calculated based on forward metal prices and is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 33). A summary of these derivative contracts and related fair values as at December 31, 2025 is as follows:

Derivatives not designated as hedging instruments	Quantity (million lbs.)	Average Price of Purchase Commitments (US$/lb.)	Average Price of Sale Commitments (US$/lb.)	Fair Value Asset (Liability) (CAD$ in millions)
Zinc swaps	226	1.39	1.41	$5
Copper swaps	47	5.63	5.31	$(21)
Lead swaps	72	0.90	0.89	$(1)
				$(17)
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) and Non-Operating Income (Expense)
	2025	2024
Zinc swaps	$(38)	$(8)
Lead swaps	(1)	(4)
Copper swaps	(93)	27
Settlement receivables and payables (Note 9)	512	65
Contingent zinc escalation payment embedded derivative	2	1
Gold stream embedded derivative	138	51
Silver stream embedded derivative	136	22
QB variable consideration to IMSA (Note 11(a))	—	(7)
Other	38	(3)
	$694	$144